Revenue from External Customers by Geographic Areas (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 1		$ 343,769
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 2		394,867
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 3		213,443
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 4		244,240
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 5		557,212
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 6		$ 639,107
Basis Of Presentation Revenue From External Customers By Geographic Areas 1	$ 179,076
Basis Of Presentation Revenue From External Customers By Geographic Areas 2	85,300
Basis Of Presentation Revenue From External Customers By Geographic Areas 3	80,290
Basis Of Presentation Revenue From External Customers By Geographic Areas 4	34,514
Basis Of Presentation Revenue From External Customers By Geographic Areas 5	259,366
Basis Of Presentation Revenue From External Customers By Geographic Areas 6	$ 119,814